Property, Plant And Equipment, Net - Additional Information (Detail) ¥ in Millions			1 Months Ended		12 Months Ended
	Apr. 05, 2017 CNY (¥)	Apr. 05, 2017 USD ($)	Oct. 31, 2016 CNY (¥)	Oct. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jan. 31, 2017 CNY (¥)	Jan. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Jun. 20, 2016 CNY (¥)	Jun. 20, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
Property, Plant and Equipment [Line Items]
Depreciation expenses					$ 3,436,000	$ 3,532,000	$ 2,507,000
Depreciation of property for discontinued operations					259,000	74,000	113,000
Bank acceptances total amount											$ 7,816,000				$ 21,280,000
Repayment to short-term loans					$ 28,586,000	$ 14,728,000	$ 1,100,000
Long-term loans											12,605,000				1,062,000
Subsequent Event
Property, Plant and Equipment [Line Items]
Bank acceptances total amount								¥ 40.0	$ 5,761,000
Techfaith Wireless Communication Technology (Shanghai) Limited ("Techfaith Shanghai")
Property, Plant and Equipment [Line Items]
Carrying value of the pledged property											3,486,000				3,836,000
Bank acceptances total amount										¥ 20.0	2,880,000			¥ 20.0	3,836,000
Loan fully repaid period					2016-02
Repayment to short-term loans			¥ 10.0	$ 1,440,000
Techfaith Wireless Communication Technology (Shanghai) Limited ("Techfaith Shanghai") | Subsequent Event
Property, Plant and Equipment [Line Items]
Repayment to short-term loans	¥ 10.0	$ 1,440,000
Techfaith Wireless Communication Technology (Hangzhou) Limited ("Techfaith Hangzhou")
Property, Plant and Equipment [Line Items]
Carrying value of the pledged property											35,114,000				22,866,000
Bank acceptances total amount															7,200,000
Loan fully repaid period						2017-07
Long-term loans										191.5	27,585,000	¥ 90.0	$ 12,963,000
Guanghuan Xinwang Co Limited ("Guanghuanxinwang")
Property, Plant and Equipment [Line Items]
Carrying value of the pledged property											9,553,000				$ 2,783,000
Bank acceptances total amount										¥ 40.0	$ 5,761,000
Loan fully repaid period						2016-08